                      CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                    CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
            FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE CONTRACTS - CALIFORNIA

                                June 18, 1997 Supplement
                                        to
                                May 1, 1997 Prospectus

From the date of this Supplement until further notice, the CIGNA VP S&P 500 Index Fund and the MFS Emerging Growth Series are not available in the State of California. These sub-accounts will be made available once their sale has received pending regulatory approval by the State of California Department of Insurance.